PROPERTY AND EQUIPMENT	6 Months Ended
Mar. 31, 2022
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2022 and September 30, 2021 was comprised of the following:

	Estimated
	Useful Lives	March 31, 2022	September 30, 2021
Machinery and equipment	2-3 years	$1,481,754	$654,798
Leasehold improvements	5 years	3,612	3,612
Furniture and fixtures	5 years	26,855	26,855
Less: accumulated depreciation		(474,829)	(356,761)
		$1,037,392	$328,504

Total depreciation expense was $118,068 and $42,591 for the six months ended March 31, 2022 and 2021, respectively.